Variable Interest Entities (''VIE'') (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Variable Interest Entity [Line Items]
Net cash (used in) generated from operating activities	¥ 523,827		¥ 152,127		¥ 87,846
Net cash generated from (used in) investing activities	1,567,585		(23,723)		(732,606)
Net cash generated from financing activities	(1,664,506)		47,558		(216,575)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net Revenues		[1]		[1]	33,679	[2]
Net loss		[1]		[1]	(4,598)	[2]
Net cash (used in) generated from operating activities		[1]		[1]	(11,536)	[2]
Net cash generated from (used in) investing activities		[1]		[1]	2,601	[2]
Net cash generated from financing activities		[1]		[1]		[2]

[1]	During 2017, there was no VIE. During 2018, the VIEs are related to the 521 Plan as explained in note 8(b) above, which did not have any operation or cash flows activities during 2018.
[2]	Represents the results and cash flows of Shenzhen Dianliang Information Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd. before the restructuring as explained in note 8(a) above.